Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class A common stock | Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive	33,533,333	33,533,333